Contents of Significant Accounts - Summary of Disaggregation of Revenue by Product (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 213,011,018	$ 176,820,914	$ 148,201,641
Wafer [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	204,594,399	169,885,201	142,625,019
Other products [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 8,416,619	$ 6,935,713	$ 5,576,622